Changes in Accumulated Other Comprehensive Income (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Summary of Changes in Accumulated Other Comprehensive Income [Table Text Block]
Following is a summary of changes in “Accumulated other comprehensive income” for the years ended December 31, 2017 and 2016:

	Defined Benefit Pension and Postretirement Plans	Foreign Currency Translation Adjustments	Total
Balance at December 31, 2015	$—	$(92)	$(92)
Other comprehensive (loss) income before reclassifications, net of tax	20	(1)	19
Amounts reclassified from Accumulated other comprehensive income, net of tax (1)	(3)	—	(3)
Net other comprehensive loss	17	(1)	16
Balance at December 31, 2016	$17	$(93)	$(76)
Other comprehensive (income) loss before reclassifications, net of tax	18	45	63
Amounts reclassified from Accumulated other comprehensive income (loss), net of tax (1)	(5)	—	(5)
Net other comprehensive income (loss)	13	45	58
Balance at December 31, 2017	$30	$(48)	$(18)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Amount Reclassified From Accumulated Other Comprehensive Income
	Year Ended December 31,
Amortization of defined benefit pension and other postretirement benefit items:	2017	2016	2015	Location of Reclassified Amount in Income
Prior service costs	$5	$4	$—	(1)
Total before income tax	5	4	—
Income tax benefit	—	(1)	—	Income tax expense
Total	$5	$3	$—